Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting

Basis of Accounting

The accompanying financial statements are prepared on the accrual basis of accounting, with the exception of the payment of benefits, which is recognized as a reduction in the net assets available for benefits of the Plan as distributions are made to participants.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein at the date of the financial statements. Actual results could differ from those estimates.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

Investments are reported at fair value. Quoted market prices, if available, are used to value investments. The Plan’s investment in company common stock is valued at estimated fair value, as determined by an annual independent appraisal, on December 31, 2025 and 2024. Mutual funds are valued at the net asset value of shares held by the Plan at year-end. The Plan’s interests in common collective trusts are valued at net asset value as provided by the issuers. Other marketable investments are stated at fair value based on closing quoted market prices on the last business day of the plan year.

Dividend income is accrued on the ex-dividend date. Purchases and sales of securities are recorded on a trade-date basis. Realized gains and losses from security transactions are reported on the average cost method. Net appreciation includes the Plan's gains and losses on investments bought and sold as well as held during the year.

Dividends	Dividends
Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are reported at amortized principal balance plus accrued but unpaid interest. Delinquent notes receivable from participants are reclassified as distributions based upon the terms of the Plan Document.

Payment of Benefits	Payment of Benefits Benefit payments to participants are recorded upon distribution.
Administrative Expenses

Administrative Expenses

Certain administrative functions are performed by officers or employees of the Bank. No such officer or employee receives compensation from the Plan. Administrative expenses of the Plan may be paid by the Company or the Plan at the Company’s discretion.

Plan Tax Status

Plan Tax Status

The Internal Revenue Service has determined and informed the Company by a letter dated November 1, 2013, that the Plan and related trust are designed in accordance with applicable sections of the Code. Although the Plan has been amended since receiving the determination letter, the Plan Administrator and the Plan’s tax counsel believe that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the Code and, therefore, believe that the Plan is qualified, and the related trust is tax-exempt.